Related Parties Transactions - Additional Information (Detail) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2011 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Jan. 01, 2019 TWD ($)	Aug. 31, 2011 SGD ($)
Disclosure of transactions between related parties [Line Items]
Lease contract value		$ 9,758			$ 10,340
Lease contract value, prepayment amount			$ 1,551
Interest on lease liabilities		85	0	$ 0
ST-2 Satellite Ventures Pte., Ltd. ("STS") [Member]
Disclosure of transactions between related parties [Line Items]
Lease contract value		1,212
Interest on lease liabilities		$ 11
ST-2 Satellite Ventures Pte., Ltd. ("STS") [Member]
Disclosure of transactions between related parties [Line Items]
Lease term	15 years
Lease contract value	$ 6,000					$ 261
Lease contract value, prepayment amount	$ 3,068
Rental expense			394	392
Rental expense, offsetting credit of the prepayment			204	204
Rental expense, additional accrual			$ 190	$ 188